FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 33-72212


                       Aquila Rocky Mountain Equity Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2006

                  Date of reporting period: September 30, 2007





Item 1. Schedule of Investments.




                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2007
                                   (unaudited)

                                                                                              Market
     Shares        Common Stocks (94.3%)                                                      Value   (a)


                   Basic Industry (11.2%)
                   -----------------------------------------------------------------
     30,000        Allied Waste Industries, Inc.+                                           $      382,500
      7,000        American Ecology Corp.                                                          148,330
     16,000        Ball Corp.                                                                      860,000
      3,000        Freeport-McMoRan Copper & Gold, Inc.                                            314,670
     38,000        Knight Transportation, Inc.                                                     653,980
     11,000        Newmont Mining Corp.                                                            492,030
     17,000        SkyWest, Inc.                                                                   427,890
                                                                                        -------------------
                                                                                                 3,279,400
                                                                                        -------------------

                   Business Services (3.0%)
                   -----------------------------------------------------------------
      5,000        IHS, Inc. (Class A)+                                                            282,450
     14,000        Insight Enterprises, Inc.+                                                      361,340
      3,000        OfficeMax, Inc.                                                                 102,810
      4,000        Viad Corp.                                                                      144,000
                                                                                        -------------------
                                                                                                   890,600
                                                                                        -------------------

                   Capital Spending (4.2%)
                   -----------------------------------------------------------------
      5,000        Dynamic Materials Corp.                                                         239,450
     17,000        Mobile Mini, Inc.+                                                              410,720
     24,000        Radyne Corp.+                                                                   252,960
     32,000        Semitool, Inc.+                                                                 310,400
                                                                                        -------------------
                                                                                                 1,213,530
                                                                                        -------------------

                   Consumer Cyclicals (0.7%)
                   -----------------------------------------------------------------
      5,000        M.D.C. Holdings, Inc.                                                           204,700
                                                                                        -------------------

                   Consumer Services (20.6%)
                   -----------------------------------------------------------------
     36,000        Coldwater Creek, Inc.+                                                          390,960
      6,000        Comcast Corp. (Special Class A)+                                                143,760
     18,000        EchoStar Communications Corp. (Class A)+                                        842,580
     16,000        International Game Technology                                                   689,600
      8,000        Las Vegas Sands Corp.+                                                        1,067,360
      3,000        Liberty Global, Inc. Series A+                                                  123,060
      2,000        Liberty Media Capital Series A+                                                 249,660
      7,000        Liberty Media Interactive Series A+                                             134,470
     11,000        MGM Mirage+                                                                     983,840
     15,000        PetSmart, Inc.                                                                  478,500
     10,000        Pinnacle Entertainment, Inc.+                                                   272,300
     14,000        Shuffle Master, Inc.+                                                           209,300
      5,000        Station Casinos, Inc.                                                           437,400
                                                                                        -------------------
                                                                                                 6,022,790
                                                                                        -------------------

                   Consumer Staples (3.0%)
                   -----------------------------------------------------------------
     18,000        Discovery Holding Co. Class A+                                                  519,300
      7,000        P.F. Chang's China Bistro, Inc.+                                                207,200
      8,400        Rocky Mountain Chocolate Factory, Inc.                                          144,564
                                                                                        -------------------
                                                                                                   871,064
                                                                                        -------------------

                   Energy (5.6%)
                   -----------------------------------------------------------------
     12,000        Bill Barrett Corp.+                                                             472,920
     14,000        Cimarex Energy Co.                                                              521,500
     12,000        Questar Corp.                                                                   630,360
                                                                                        -------------------
                                                                                                 1,624,780
                                                                                        -------------------

                   Financial (11.4%)
                   -----------------------------------------------------------------
     24,000        First State Bancorporation                                                      471,360
     25,500        Glacier Bancorp, Inc.                                                           574,260
     28,000        Janus Capital Group, Inc.                                                       791,840
      7,000        MoneyGram International, Inc.                                                   158,130
     10,000        Wells Fargo & Company                                                           356,200
     20,000        Western Union Co.                                                               419,400
      8,000        Zions Bancorporation                                                            549,360
                                                                                        -------------------
                                                                                                 3,320,550
                                                                                        -------------------

                   Health Care (21.5%)
                   -----------------------------------------------------------------
     22,000        Array BioPharma, Inc.+                                                          247,060
     10,000        AspenBio Pharma, Inc.+                                                           95,100
     25,000        Medicis Pharmaceutical Corp. (Class A)                                          762,750
     62,000        Merit Medical Systems, Inc.+                                                    804,760
     20,000        Myriad Genetics, Inc.+                                                        1,043,000
     31,000        NightHawk Radiology Holdings, Inc.+                                             759,810
     16,000        Providence Service Corp.+                                                       469,760
     20,000        Sonic Innovations, Inc.+                                                        183,400
     30,000        Spectranetics Corp.+                                                            404,400
      7,000        USANA Health Services, Inc.+                                                    306,250
     14,000        Ventana Medical Systems, Inc.+                                                1,202,740
                                                                                        -------------------
                                                                                                 6,279,030
                                                                                        -------------------

                   Technology (11.8%)
                   -----------------------------------------------------------------
     24,000        Avnet, Inc.+                                                                    956,640
     46,000        CIBER, Inc.+                                                                    359,260
     14,000        JDA Software Group, Inc.+                                                       289,240
     30,000        Level 3 Comm, Inc.+                                                             139,500
     32,000        Microchip Technology, Inc.                                                    1,162,240
     30,000        Micron Technology, Inc.+                                                        333,000
     12,000        RightNow Technologies, Inc.+                                                    193,080
                                                                                        -------------------
                                                                                                 3,432,960
                                                                                        -------------------

                   Utilities (1.3%)
                   -----------------------------------------------------------------
     30,000        Qwest Communications International+                                             274,800
      4,000        UniSource Energy Corp.                                                          119,560
                                                                                        -------------------
                                                                                                   394,360
                                                                                        -------------------

                      Total Common Stocks (cost $17,222,385)                                    27,533,764
                                                                                        -------------------


                   Investment Companies (6.1%)
                   -----------------------------------------------------------
     650,000       Goldman Sachs Institutional Liquid Assets Treasury
                       Instruments Portfolio                                                       650,000
                   Institutional Class
                   JPMorgan 100% U.S. Treasury Securities Money Market
                      Fund Premier Share
    1,124,215      Class                                                                         1,124,215
                                                                                       -------------------
                      Total Investment companies (cost $1,774,215)                               1,774,215
                                                                                       -------------------


                   Total Investments (cost $18,996,600*)                        100.3%          29,307,979

                   Other assets less liabilities                                  (0.3)           (101,243)
                                                                        --------------- -------------------
                   Net Assets                                                   100.0%         $29,206,736
                                                                        =============== ===================



                                                                Percent of
                   Portfolio Distribution (unaudited)           Portfolio
                   Rocky Mountain Region

                   Arizona                                        27.9  %

                   Colorado                                       26.7

                   Idaho                                           5.6

                   Montana                                         3.7

                   Nevada                                         12.5

                   New Mexico                                      1.6

                   Utah                                           13.4
                                                                  --------

                                                                  91.4
                                                                  --------


                   Other Investments                              8.6
                                                                  --------
                                                                 100.0 %
                                                                 ---------
                                                                 ---------

                   * Cost for Federal income tax and financial reporting purposes is identical.

                   + Non-income producing security.

                 See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                        AQUILA ROCKY MOUNTAIN EQUITY FUND

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $18,996,600 amounted to $10,311,379, which consisted of aggregate gross unrealized appreciation of $10,567,374 and aggregate gross unrealized depreciation of $255,995.





Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA ROCKY MOUNTAIN EQUITY FUND

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      November 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Diana P. Herrmann
      --------------------------------
      Diana P. Herrmann
      President and Trustee
      November 27, 2007


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	November 27, 2007